Financial Information as per operating segments (Details 11) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Statement [Line Items]
Other income	$ 19,295,892		$ 22,584,710		$ 228,455,054
Net sales	1,857,593,678		1,822,540,697		1,783,282,337
Cost of sales	(984,035,922)		(908,318,190)		(860,011,392)
Gross margin	873,557,756		914,222,507		923,270,945
MSD&A	(704,790,245)		(704,571,238)		(681,575,822)
Equity and income of associates and joint ventures	(8,437,209)		(16,431,759)		(10,815,520)
Gains (losses) on exchange differences	2,551,823		(9,054,155)		3,299,657
Other gains (losses)	(11,410,085)		3,156,799		4,029,627
Income before taxes	143,603,276		185,621,574		458,211,348
Tax income (expense)	(35,408,420)		(39,975,914)		(136,126,817)
Net income for year	108,194,856		145,645,660		322,084,531
Non-controlling interests	12,042,584		15,503,968		15,193,739
Depreciation and amortization	109,813,976		105,020,934		93,289,194
Operating Segments [Member]
Statement [Line Items]
Sales revenue external customers	1,822,595,086		1,789,547,058		1,756,252,630	[1]
Other income	34,998,592		32,993,639		27,029,707	[1]
Net sales	$ 1,857,593,678		$ 1,822,540,697		$ 1,783,282,337	[1]
Change %	1.90%		2.20%		0.00%	[1]
Cost of sales	$ (984,035,922)		$ (908,318,190)		$ (860,011,392)	[1]
% of Net sales	53.00%		49.80%		48.20%	[1]
Gross margin	$ 873,557,756		$ 914,222,507		$ 923,270,945	[1]
% of Net sales	47.00%		50.20%		51.80%	[1]
MSD&A	$ (704,790,245)	[2]	$ (704,571,238)	[2]	$ (681,575,822)	[1]
% of Net sales	37.90%		38.70%		38.20%	[1]
Other operating income (expenses)	$ 17,823,354		$ 21,156,983		$ 227,026,626	[1]
Adjusted operating result	$ 186,590,865		$ 230,808,252		$ 468,721,749	[1]
Change %	(19.20%)		(50.80%)		0.00%	[1]
% of Net sales	10.00%		12.70%		26.30%	[1]
Net financial expense	$ (25,262,920)		$ (14,602,562)		$ (7,766,206)	[1]
Equity and income of associates and joint ventures	(8,437,209)		(16,431,759)		(10,815,520)	[1]
Gains (losses) on exchange differences	2,551,823		(9,054,155)		3,299,657	[1]
Results as per adjustment units	(429,198)		(8,255,001)		742,041	[1]
Other gains (losses)	(11,410,085)		3,156,799		4,029,627	[1]
Income before taxes	143,603,276		185,621,574		458,211,348	[1]
Tax income (expense)	(35,408,420)		(39,975,914)		(136,126,817)	[1]
Net income for year	108,194,856		145,645,660		322,084,531	[1]
Non-controlling interests	12,042,584		15,503,968		15,193,739	[1]
Net income attributable to equity holders of the parent	96,152,272		130,141,692		306,890,792	[1]
Depreciation and amortization	109,813,976		105,020,934		93,289,194	[1]
ORBDA	$ 296,404,841	[3]	$ 335,829,186	[3]	$ 562,010,943	[1]
Change %	(11.70%)		(40.20%)		0.00%	[1]
% of Net sales	16.00%		18.40%		31.50%	[1]

[1]	The net impact, related to early termination of Budweiser license (See Note 1 – General information, letter C), on CCU’s consolidated earnings was a one-time gain of ThCh$ 208,842,443 in ORBDA and ThCh$ 157,358,973 in Net income attributable to equity holder of the parent.
[2]	MSD&A included Marketing, Selling, Distribution and Administrative expenses.
[3]	ORBDA (for management purposes we have defined it as Adjusted Operating Result before Depreciation and Amortization).